Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Value-added	$ 1,271,687	$ 1,178,587
Income	373,341	357,680
Other	150,708	144,209
Total	$ 1,795,736	$ 1,680,476